Business Combination - Additional Information (Detail) - Xiaoju Group [Member] - CNY (¥) ¥ in Thousands		2 Months Ended
	Nov. 13, 2023	Dec. 31, 2023
Business Combination [Line items]
Business combination equity interests percentage	100.00%
Business combination total consideration	¥ 3,782,206
Business acquistion revenue of acquiree since acquistion date		¥ 0
Business acquistion earnings loss of acquiree since acquisition date		¥ 47,655